Operating Expense	12 Months Ended
Dec. 31, 2019
Operating Expense [Abstract]
Operating Expense
19.	OPERATING EXPENSE

Year Ended December 31, 2017

			Contracted
			research &				Gain /
Operating expenses and other operating		Raw	development activities		Other expenses	Depreciation,	(loss) on disposal of
income (expenses) (in thousands of	Year ended	materials& consumables	conducted by third	Employee	(maintenance, fees, travel,	amortization & impairment	plant & property,
euros)	2017/12/31	used	parties	expenses	taxes)	charges	equipment
Research and development expenses	(54,189)	(2,117)	(35,088)	(7,915)	(7,973)	(1,095)	—
General and administrative expenses	(9,421)	(112)	(7)	(5,491)	(3,374)	(437)	—
Other operating income (expenses)	60	—	—	—	68	—	(8)
TOTAL	(63,550)	(2,229)	(35,095)	(13,406)	(11,280)	(1,532)	(8)

19.	OPERATING EXPENSE (Continued)

Year Ended December 31, 2018

	Of which:
			Contracted				Gain /
		Raw	research and		Other	Depreciation,	(loss) on
		materials	development		expenses	amortization	disposal of
		and	activities		(maintenance,	and	property,
Operating expenses and other operating income (expenses)	Year ended	consumables	conducted by	Employee	fees, travel,	impairment	plant and
(in € thousands)	2018/12/31	used	third parties	expenses	taxes…)	charges	equipment
Research and development expenses	(67,024)	(1,724)	(47,659)	(9,431)	(6,502)	(1,707)	—
General and administrative expenses	(9,076)	(126)	(2)	(3,778)	(5,451)	283	—
Marketing and market access expenses	(717)	(4)	—	(416)	(287)	(11)	—
Other operating income and (expenses)	(162)	—	—	—	(164)	—	2
TOTAL	(76,979)	(1,855)	(47,662)	(13,625)	(12,403)	(1,435)	2

	Of which:
			Contracted				Gain /
		Raw	research and		Other	Depreciation,	(loss) on
		materials	development		expenses	amortization	disposal of
		and	activities		(maintenance,	and	property,
Operating expenses and other operating income (expenses)	Year ended	consumables	conducted by	Employee	fees, travel,	impairment	plant and
(in € thousands)	2019/12/31	used	third parties	expenses	taxes…)	charges	equipment
Research and development expenses	(66,170)	(2,017)	(41,509)	(11,740)	(6,188)	(4,716)	—
General and administrative expenses	(17,265)	(177)	(59)	(7,598)	(8,972)	(458)	—
Marketing and market access expenses	(13,708)	(8)	(0)	(1,645)	(11,979)	(76)	—
Other operating income (expenses)	(1,649)	—	—	—	(1,668)	—	19
TOTAL	(98,793)	(2,202)	(41,568)	(20,984)	(28,807)	(5,251)	19

19.	OPERATING EXPENSE (Continued)

Research and development expenses at each reporting date take into account estimates for ongoing activities subcontracted as part of the clinical trials and not yet invoiced, on the basis of detailed information provided by subcontractors and reviewed by the Group’s internal departments.  The accuracy of these estimates for some types of expenses improves with the progression of the trials and the review of their determination methods. In 2019, the CRO (Clinical Research Organization) commissioned as part of the RESOLVE- IT trial updated its investigator cost estimation model by refining certain assumptions on the basis of historical data. These changes constitute a change in accounting estimate within the meaning of IAS 8 and have led to a reduction in the amount recognized for invoices not received related to these specific costs in an amount of €6,994 compared to the previous model.

The subcontracting costs in 2019 are mainly due to the start of new satellite studies in the RESOLVE-IT Phase 3 study, the work required to prepare the marketing authorization dossier for elafibranor in NASH, and the increase in the production volume of the active ingredient necessary for the realization of the various clinical trials. The impact of the changes in estimation of investigator costs for the RESOLVE-IT study led to a stabilization in R&D expenses in 2019.

The increase in employee-related costs results mainly from the increase in headcount (194 at December 31, 2019 versus 148 as of December 2018), the change in employee profiles and the associated increase in compensation, and the bonuses that were awarded to employees in 2019 for their involvement in the development of the Group.

The change in other expenses in 2019 is related in particular to the costs related to the preparation of commercialization of elafibranor in NASH and NIS4, costs related to the purchase of two civil liability insurance policies in connection with the listing of shares on the NASDAQ, fees of financial advisors and statutory auditors, and intellectual property expenses.

In 2017, the donation to The NASH Education Program (€1,808) was classified as a research & development expense because the 2017 donation was primarily related to the creation of a NASH patient registry in particular to increase understanding of the prevalence and natural history of NASH/

NAFLD, and the development of co-morbidities historically linked to NASH/NAFLD, which information is to be used as part of the efforts to collect RWE (Real World Evidence) data to better address the needs of the patients, which information could be utilized by the Company in its research & development efforts.

The increase in contracted research and development activities conducted by third parties in the 2018 period was primarily the result of the progression of the research and development pipeline; and mainly operational outsourcing costs related to the Phase 3 RESOLVE-IT clinical trial of elafibranor for the treatment of NASH and, to a lesser extent, those related to the Phase 2 trial of elafibranor in PBC and the launch of the Phase 2 trial in NTZ.

The increase in employee expenses in 2018 is mainly due to the evolution of employee profiles (specialized and more experienced), the increase in compensation, and the increase in the number of employees.

Other operating expenses include costs related to facilities and their maintenance, intellectual property costs, and expenses related to the preparation of marketing of elafibranor in NASH. In 2018, the Company's donation to The Nash Education Program endowment fund (€959) was dedicated mainly to the organization of the first international NASH Day. In this context, in 2018, the Company has classified this charge as general and administrative expenses.

19.	OPERATING EXPENSE (Continued)
19.1.	Employee expenses

Employee expenses and number of employees were as follows:

Employee expenses	Year ended
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Wages and salaries	(9,267)	(9,012)	(14,018)
Social security costs	(3,996)	(3,722)	(5,171)
Changes in pension provision	135	(104)	(138)
Individual training entitlement	—	—	—
Share-based compensation	(278)	(787)	(1,657)
TOTAL	(13,406)	(13,625)	(20,984)

	Year ended
Number of employees at year-end - detail	2017/12/31	2018/12/31	2019/12/31
Average number of employees	123	135	175
Average age of employees	38 years 4 months	38 years 11 months	37 years 1 month
Number of employees
Research and development	77	84	108
Services related to research and development	15	16	19
Administration and management	33	48	60
Marketing and commercial	—	—	7
TOTAL	125	148	194
Number of employees
Senior staff	92	115	144
Staff	29	30	45
Others (apprentices)	4	3	5
TOTAL	125	148	194
Number of employees
Male	45	57	78
Female	80	91	116
TOTAL	125	148	194